Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 13,085
Ending balance		43,555	$ 574	₨ 13,085
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		27,937		39,188
Acquisition through business combinations (Refer to Note 7)		37,648		3,288
Deductions/adjustments		(12,199)		(14,324)
Translation adjustment		1,408		(215)
Ending balance		54,794		27,937
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,852		22,826
Amortization and impairment	[1]	8,210		6,608
Deductions/adjustments		(12,199)		(14,324)
Translation adjustment		376		(258)
Ending balance		11,239		14,852
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		12,078
Ending balance		33,883		12,078
Customer related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		26,326		32,490
Acquisition through business combinations (Refer to Note 7)		27,834		2,460
Deductions/adjustments		(11,984)		(8,568)
Translation adjustment		1,190		(56)
Ending balance		43,366		26,326
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,248		17,898
Amortization and impairment	[1]	6,872		5,060
Deductions/adjustments		(11,984)		(8,568)
Translation adjustment		347		(142)
Ending balance		9,483		14,248
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,007
Ending balance		9,672		1,007
Marketing related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,611		6,698
Acquisition through business combinations (Refer to Note 7)		9,814		828
Deductions/adjustments		(215)		(5,756)
Translation adjustment		218		(159)
Ending balance		11,428		1,611
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		604		4,928
Amortization and impairment	[1]	1,338		1,548
Deductions/adjustments		(215)		(5,756)
Translation adjustment		29		(116)
Ending balance		₨ 1,756		₨ 604

[1]	During the year ended March 31, 2021, a change in business strategy of a customer led to a significant decline in the revenue and earnings estimates, resulting in revision of recoverable value of customer-relationship intangible assets recognized on business combination. Further, the Company integrated certain brands acquired as part of a business combination, resulting in discontinuance of the acquired brands. Consequently, the Company has recognized impairment charge ₹ 1,879 for the year ended March 31, 2021 as part of amortization and impairment. During the year ended March 31, 2021, due to change in our estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of ₹ 795.